T. ROWE PRICE Global Technology Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.7%
BUSINESS SERVICES 1.1%
Information Services 1.1%
CoStar Group (1) 113,977 93,677
Total Business Services 93,677
CONSUMER/RETAIL 0.8%
Retail Stores 0.8%
Magazine Luiza (BRL)  18,433,764 65,762
Total Consumer/Retail 65,762
FINANCIAL SERVICES 8.9%
Payments 8.9%
Adyen (EUR) (1) 31,409 70,086
FTAC Olympus Acquisition SPAC/ Payoneer PIPE (1)(2) 725,973 6,906
Mastercard , Class A  673,500 239,800
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $6,129 (1)(3)(4) 24,073 6,139
Square, Class A (1) 714,700 162,273
StoneCo , Class A (1) 411,136 25,170
Visa, Class A  1,098,600 232,606
Total Financial Services 742,980
HARDWARE 0.0%
Consumer Electronics 0.0%
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)(3)
(4) 2,456,552 4,127
Total Hardware 4,127
INDUSTRIALS 2.5%
Automobile Manufacturers 2.5%
Tesla (1) 309,300 206,591
Total Industrials 206,591
INTERNET 22.5%
China Internet Media/Advertising 0.8%
Kuaishou Technology (HKD) (1) 1,095,900 38,061
Tencent Holdings (HKD)  343,300 27,398
65,459
China Internet Retail 0.9%
Alibaba Group Holding, ADR (1) 331,038 75,056
75,056

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
Rest of World Internet Media/Advertising 6.2%
Sea, ADR (1) 2,322,443 518,439
518,439
Rest of World Internet Retail 2.9%
Auto1 Group (EUR) (1) 332,797 18,870
Coupang  (1) 1,958,313 96,643
Farfetch , Class A (1) 776,298 41,159
MercadoLibre  (1) 54,742 80,588
MYT Netherlands Parent, ADR (1) 323,180 9,133
246,393
Rest of World Internet Services 0.8%
Delivery Hero (EUR) (1) 540,969 70,119
70,119
U.S. Internet Media/Advertising 3.7%
Facebook, Class A (1) 769,890 226,756
Snap, Class A (1) 1,572,700 82,236
308,992
U.S. Internet Retail 5.2%
Amazon.com (1) 110,372 341,500
Etsy (1) 460,800 92,929
434,429
U.S. Internet Services 2.0%
Canva , Acquisition Date: 11/24/20, Cost $8,431 (1)(3)(4) 13,538 8,431
DoorDash , Class A (1) 634,115 83,152
DoorDash , Class A, Acquisition Date: 11/12/19, Cost $6,894 (1)(4) 181,710 22,636
Maplebear DBA Instacart , Acquisition Date: 8/7/20,
Cost $3,550 (1)(3)(4) 76,623 9,578
Maplebear DBA Instacart , Acquisition Date: 8/7/20, Cost $186 (1)
(3)(4) 4,003 500
Match Group (1) 300,600 41,296
Upwork  (1) 133,004 5,955
171,548
Total Internet 1,890,435
IT SERVICES 0.0%
IT Services 0.0%
Squarespace, Class C, Acquisition Date: 3/16/21, Cost $3,595 (1)
(3)(4) 52,541 3,595
Total IT Services 3,595

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
MEDIA & ENTERTAINMENT 7.8%
Direct-to-Consumer Subscription Services 2.5%
Netflix (1) 399,300 208,299
208,299
Live Entertainment 1.6%
Live Nation Entertainment (1) 1,546,200 130,886
130,886
Video Gaming 3.7%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $37,575 (1)(3)(4) 58,355 51,644
ROBLOX, Class A (1) 3,997,152 259,135
310,779
Total Media & Entertainment 649,964
MISCELLANEOUS 0.4%
Miscellaneous 0.4%
Altimeter Growth (1) 1,275,946 15,592
Altimeter Growth, Class A (1) 1,509,731 15,671
Total Miscellaneous 31,263
REAL ESTATE 1.1%
Real Estate 1.1%
Opendoor Technologies (1) 4,186,879 88,720
Total Real Estate 88,720
SEMICONDUCTORS 12.9%
Foundry 4.3%
Taiwan Semiconductor Manufacturing (TWD)  16,985,000 357,691
357,691
Memory 0.7%
Micron Technology (1) 628,300 55,422
55,422
Microcontrollers 1.4%
Infineon Technologies (EUR)  2,706,290 115,146
115,146
Processors 1.4%
MediaTek (TWD)  3,386,000 116,468
116,468
Semiconductor Capital Equipment 5.1%
Applied Materials  765,100 102,217
ASML Holding (EUR)  385,885 236,767

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
Lam Research  151,500 90,179
429,163
Total Semiconductors 1,073,890
SOFTWARE 37.7%
Back-Office Applications Software 5.5%
Bill.com Holdings (1) 550,017 80,027
Coupa Software (1) 234,143 59,585
Paylocity Holding (1) 383,000 68,875
Workday, Class A (1) 1,004,900 249,647
458,134
Collaboration and Productivity Software 11.5%
Atlassian , Class A (1) 1,120,295 236,113
ServiceNow  (1) 454,088 227,094
Uipath , Class A, Acquisition Date: 12/11/20, Cost $2,800 (1)(3)(4) 96,228 5,993
Zoom Video Communications, Class A (1) 1,551,461 498,469
967,669
Design Software 1.1%
Synopsys (1) 363,545 90,079
90,079
Front-Office Applications Software 6.4%
Five9 (1) 844,595 132,036
HubSpot  (1) 491,500 223,244
Zendesk  (1) 1,365,604 181,106
536,386
Industry-Specific Software 4.7%
nCino  (1) 943,052 62,920
Procore Technologies, Acquisition Date: 7/15/20 - 12/9/20,
Cost $4,058 (1)(3)(4) 71,500 4,505
Shopify, Class A (1) 292,110 323,220
390,645
Infrastructure and Developer Tool Software 3.5%
Databricks , Acquisition Date: 7/24/20 - 8/28/20, Cost $7,954 (1)
(3)(4) 165,620 29,376
HashiCorp , Acquisition Date: 6/25/20, Cost $2,685 (1)(3)(4) 103,154 2,685
PagerDuty  (1) 2,178,462 87,639
Snowflake, Class A (1) 46,567 10,677
Twilio , Class A (1) 489,743 166,885
297,262
Security Software 5.0%
Crowdstrike Holdings, Class A (1) 1,211,763 221,159

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
Okta  (1) 902,900 199,026
420,185
Total Software 3,160,360
Total Common Stocks (Cost $5,502,392) 8,011,364
CONVERTIBLE PREFERRED STOCKS 3.1%
INDUSTRIALS 0.7%
Automobile Manufacturers 0.6%
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $12,197 (1)(3)(4) 787,440 29,017
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $20,176 (1)(3)(4) 547,511 20,176
49,193
Transportation Technology Services 0.1%
Waymo , Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)(3)(4) 85,888 7,375
Xiaoju Kuaizhi , Series A-17, Acquisition Date: 10/19/15,
Cost $2,272 (1)(3)(4) 82,853 3,652
11,027
Total Industrials 60,220
INTERNET 0.8%
China Internet Media/Advertising 0.4%
ByteDance , Series E, Acquisition Date: 7/8/19, Cost $9,606 (1)(3)
(4) 194,898 30,749
30,749
U.S. Internet Retail 0.1%
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $5,771 (1)(3)(4) 258,153 3,805
Rent the Runway, Series G, Acquisition Date: 4/30/20,
Cost $1,561 (1)(3)(4) 105,887 1,561
5,366
U.S. Internet Services 0.3%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(3)(4) 427,147 5,197
Maplebear DBA Instacart , Series G, Acquisition Date: 7/2/20,
Cost $7,573 (1)(3)(4) 157,469 19,684
Maplebear DBA Instacart , Series I, Acquisition Date: 2/26/21,
Cost $3,391 (1)(3)(4) 27,125 3,391
28,272
Total Internet 64,387

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
SOFTWARE 1.6%
Back-Office Applications Software 0.0%
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $1,264 (1)(3)(4) 551,025 1,989
1,989
Collaboration and Productivity Software 0.7%
Evernote, Series 4, Acquisition Date: 5/2/12, Cost $1,338 (1)(3)(4) 111,219 398
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $866 (1)(3)(4) 66,613 245
Uipath , Series D-1, Acquisition Date: 4/26/19, Cost $9,119 (1)(3)
(4) 695,166 43,292
Uipath , Series D-2, Acquisition Date: 4/26/19, Cost $1,531 (1)(3)
(4) 116,730 7,270
Uipath , Series E, Acquisition Date: 7/9/20, Cost $380 (1)(3)(4) 20,448 1,273
Uipath , Series F, Acquisition Date: 2/2/21, Cost $4,321 (1)(3)(4) 69,386 4,321
56,799
Industry-Specific Software 0.1%
Procore Technologies, Series B, Acquisition Date: 7/15/20,
Cost $747 (1)(3)(4) 16,598 1,046
ServiceTitan , Series F, Acquisition Date: 3/25/21, Cost $5,223 (1)
(3)(4) 48,666 5,223
6,269
Infrastructure and Developer Tool Software 0.8%
Databricks , Series F, Acquisition Date: 10/22/19, Cost $11,114 (1)
(3)(4) 258,785 45,900
Databricks , Series G, Acquisition Date: 2/1/21, Cost $4,246 (1)(3)
(4) 23,939 4,246
DataRobot , Series F, Acquisition Date: 10/27/20, Cost $15,838 (1)
(3)(4) 1,205,132 15,838
HashiCorp , Series E, Acquisition Date: 3/13/20, Cost $3,368 (1)
(3)(4) 116,462 3,368
69,352
Total Software 134,409
Total Convertible Preferred Stocks (Cost $134,474) 259,016

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 0.04% (5)(6) 83,097,018 83,097
Total Short-Term Investments (Cost $83,097) 83,097
Total Investments in Securities 99.8%
(Cost $5,719,963) $ 8,353,477
Other Assets Less Liabilities 0.2% 19,770
Net Assets 100.0% $ 8,373,247
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $7,260 and was valued at $6,906 (0.1 % of net assets).
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $408,225 and represents 4.9% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
BRL Brazilian Real
EUR Euro
HKD Hong Kong Dollar
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.04% $ —# $ — $ 14+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Treasury Reserve
Fund, 0.04% $ 79,288  ¤  ¤ $ 83,097^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $83,097.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc.  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Technology Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2021.
Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31,
2021, totaled $140,152,000 for the period ended March 31, 2021.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,738,881 $ 1,145,910 $ 126,573 $ 8,011,364
Convertible Preferred Stocks — — 259,016 259,016
Short-Term Investments 83,097 — — 83,097
Total $ 6,821,978 $ 1,145,910 $ 385,589 $ 8,353,477
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 67,972 $ 43,527 $ 15,074 $ 126,573
Convertible Preferred Stocks 125,034 96,625 37,357 259,016
Total $ 193,006 $ 140,152 $ 52,431 $ 385,589

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase in
Input**
Common
Stock
$ 126,573 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
Value to Sales
Multiple
3.4x
– 4.8x
4.1x Increase
Sales Growth
Rate
19% 19% Increase
Enterprise
Value to Gross
Profit Multiple
7.5x
– 15.1x
11.3x Increase
Gross Profit
Growth Rate
21% 21% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 259,016 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Premium for
Liquidation
Preference
—# —# Increase
Probability
for Potential
Outcome
10%
- 80%
33% Increase
Enterprise
Value to Sales
Multiple
3.5x
– 8.1x
6.6x Increase
Sales Growth
Rate
10%
- 38%
33% Increase

T. ROWE PRICE Global Technology Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F132-054Q1 03/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase in
Input**
Enterprise
Value to Gross
Profit Multiple
4.6x
– 9.2x
7.7x Increase
Gross Profit
Growth Rate
15% 15% Increase
Discount
for Lack of
Marketability
10% 10% Decrease